ASSET UNDER DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Other non-current assets:
As of January 1	$ 658,247	$ 434,248
Additions	178,377	283,927
Transfer from vessels and equipment, net (note 19)	0	77,172
Transfer from other non-current assets	0	16,213
Interest costs capitalized	41,214	34,296
Disposal of LNG Croatia	0	(187,609)
As of December 31	877,838	658,247
Other non-current assets	$ 3,672	$ 12,729
LNG Croatia
Other non-current assets:
Other non-current assets			$ 16,200